                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-499
                                   ------------


                         RIVERSOURCE INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 671-1947
                                                    -----------------

Date of fiscal year end:      5/31
                         --------------
Date of reporting period:     2/28
                         --------------

                          PORTFOLIO HOLDINGS
                                 FOR
                   RIVERSOURCE INCOME BUILDER SERIES
                           AT FEB. 28, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Basic Income Fund

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (59.7%)(b)

                                    SHARES                     VALUE(a)

FLOATING RATE (13.5%)
RiverSource Floating Rate Fund     2,403,193                $24,272,254
-----------------------------------------------------------------------

GLOBAL BOND (5.5%)
RiverSource Global Bond Fund       1,502,780                  9,933,375
-----------------------------------------------------------------------

HIGH YIELD (6.7%)
RiverSource High Yield Bond Fund   4,032,395                 12,056,861
-----------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (4.3%)
RiverSource Inflation Protected
  Securities Fund                    792,444                  7,694,631
-----------------------------------------------------------------------

INTERNATIONAL (2.5%)
RiverSource Emerging Markets
  Bond Fund                          432,654                  4,482,299
-----------------------------------------------------------------------

INVESTMENT GRADE (27.2%)
RiverSource Diversified Bond Fund  2,478,703                 12,096,071
RiverSource U.S. Government
  Mortgage Fund                    7,231,173                 36,445,115
                                                           ------------
Total                                                        48,541,186
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $105,729,158)                                       $106,980,606
-----------------------------------------------------------------------

EQUITY FUNDS (27.7%)(b)

                                    SHARES                     VALUE(a)

DIVIDEND INCOME (10.3%)
RiverSource Dividend
  Opportunity Fund                 2,037,729                $18,339,565
-----------------------------------------------------------------------

INTERNATIONAL (3.8%)
RiverSource Disciplined
  International Equity Fund          639,740                  6,781,249
-----------------------------------------------------------------------

REAL ESTATE (2.6%)
RiverSource Real Estate Fund         258,132                  4,667,027
-----------------------------------------------------------------------

U.S. LARGE CAP (10.1%)
RiverSource Disciplined
  Equity Fund                      2,612,673                 18,158,078
-----------------------------------------------------------------------

U.S. SMALL CAP (0.9%)
RiverSource Disciplined
  Small Cap Value Fund               157,987                  1,693,617
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $46,941,099)                                         $49,639,536
-----------------------------------------------------------------------

CASH EQUIVALENTS (11.3%)(b)

                                   SHARES                      VALUE(a)

MONEY MARKET
RiverSource Cash
  Management Fund                 20,270,179                $20,270,179
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $20,270,179)                                         $20,270,179
-----------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (1.5%)(b)

                                     SHARES                    VALUE(a)

RiverSource Absolute Return
  Currency and Income Fund           262,662                 $2,681,775
-----------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $2,642,774)                                           $2,681,775
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $175,583,210)(c)                                    $179,572,096
=======================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Nov. 30, 2006.

(c) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $175,583,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $4,168,000

      Unrealized depreciation                                         (179,000)
      ------------------------------------------------------------------------
      Net unrealized appreciation                                   $3,989,000
      ------------------------------------------------------------------------

--------------------------------------------------------------------------------
1   RIVERSOURCE INCOME BUILDER SERIES FUND -- PORTFOLIO HOLDINGS
    AT FEB. 28, 2007

RiverSource Income Builder Basic Income Fund

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
2   RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Enhanced Income Fund

FEB. 28, 2006 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (61.0%)(b)

                                    SHARES                     VALUE(a)

FLOATING RATE (20.1%)
RiverSource Floating Rate Fund     4,872,765                $49,214,926
-----------------------------------------------------------------------

GLOBAL BOND (1.7%)
RiverSource Global Bond Fund         630,285                  4,166,185
-----------------------------------------------------------------------

HIGH YIELD (20.7%)
RiverSource High Yield
  Bond Fund                       17,018,183                 50,884,368
-----------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (2.2%)
RiverSource Inflation Protected
  Securities Fund                    550,617                  5,346,495
-----------------------------------------------------------------------

INTERNATIONAL (6.9%)
RiverSource Emerging Markets
  Bond Fund                        1,628,817                 16,874,548
-----------------------------------------------------------------------

INVESTMENT GRADE (9.4%)
RiverSource Diversified Bond Fund    724,027                  3,533,253
RiverSource U.S. Government
  Mortgage Fund                    3,898,933                 19,650,621
                                                           ------------
Total                                                        23,183,874
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $146,875,720)                                       $149,670,396
-----------------------------------------------------------------------

EQUITY FUNDS (34.1%)(b)

                                    SHARES                     VALUE(a)

DIVIDEND INCOME (14.8%)
RiverSource Dividend
  Opportunity Fund                 4,048,638                $36,437,739
-----------------------------------------------------------------------

INTERNATIONAL (8.6%)
RiverSource Disciplined
  International Equity Fund        1,990,937                 21,103,928
-----------------------------------------------------------------------

REAL ESTATE (3.6%)
RiverSource Real Estate Fund         482,405                  8,721,889
-----------------------------------------------------------------------

U.S. LARGE CAP (6.2%)
RiverSource Disciplined
  Equity Fund                      2,191,533                 15,231,156
-----------------------------------------------------------------------

U.S. SMALL CAP (0.9%)
RiverSource Disciplined
  Small Cap Value Fund               205,384                  2,201,712
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $77,545,611)                                         $83,696,424
-----------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (3.5%)(b)

                                      SHARES                   VALUE(a)

RiverSource Absolute Return
  Currency and Income Fund           841,263                 $8,589,298
-----------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $8,446,852)                                           $8,589,298
-----------------------------------------------------------------------

CASH EQUIVALENTS (1.5%)(b)

                                    SHARES                     VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund   3,695,777                 $3,695,777
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $3,695,777)                                           $3,695,777
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $236,563,960)(c)                                    $245,651,895
-----------------------------------------------------------------------

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Nov. 30, 2006.

(c) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $236,564,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                       $9,326,000

      Unrealized depreciation                                         (238,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                   $9,088,000
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
3   RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT FEB. 28, 2007

INVESTMENTS IN AFFILIATED FUNDS

RiverSource Income Builder Moderate Income Fund

FEB. 28, 2007 (UNAUDITED)

(Percentages represent value of investments compared to net assets)

FIXED INCOME FUNDS (59.4%)(b)

                                    SHARES                     VALUE(a)

FLOATING RATE (18.5%)
RiverSource Floating Rate Fund     7,492,711                $75,676,376
-----------------------------------------------------------------------

GLOBAL BOND (2.0%)
RiverSource Global Bond Fund       1,231,982                  8,143,399
-----------------------------------------------------------------------

HIGH YIELD (11.9%)
RiverSource High Yield Bond Fund  16,256,048                 48,605,583
-----------------------------------------------------------------------

INFLATION PROTECTED SECURITIES (3.3%)
RiverSource Inflation Protected
  Securities Fund                  1,402,834                 13,621,521
-----------------------------------------------------------------------

INTERNATIONAL (5.0%)
RiverSource Emerging Markets
   Bond Fund                       1,969,930                 20,408,479
-----------------------------------------------------------------------

INVESTMENT GRADE (18.7%)
RiverSource Diversified Bond Fund  4,892,937                 23,877,532
RiverSource U.S. Government
  Mortgage Fund                   10,561,851                 53,231,731
                                                           ------------
Total                                                        77,109,263
-----------------------------------------------------------------------

TOTAL FIXED INCOME FUNDS
(Cost: $240,130,518)                                       $243,564,621
-----------------------------------------------------------------------

EQUITY FUNDS (33.5%)(b)

                                    SHARES                     VALUE(a)

DIVIDEND INCOME (15.3%)
RiverSource Dividend
  Opportunity Fund                 6,981,194                $62,830,745
-----------------------------------------------------------------------

INTERNATIONAL (4.4%)
RiverSource Disciplined
  International Equity Fund        1,687,881                 17,891,536
-----------------------------------------------------------------------

REAL ESTATE (2.8%)
RiverSource Real Estate Fund         635,796                 11,495,199
-----------------------------------------------------------------------

U.S. LARGE CAP (10.0%)
RiverSource Disciplined
  Equity Fund                      5,896,733                 40,982,292
-----------------------------------------------------------------------

U.S. SMALL CAP (1.0%)
RiverSource Disciplined
  Small Cap Value Fund               386,373                  4,141,916
-----------------------------------------------------------------------

TOTAL EQUITY FUNDS
(Cost: $129,586,611)                                       $137,341,688
-----------------------------------------------------------------------

CASH EQUIVALENTS (4.6%)(b)

                                    SHARES                     VALUE(a)

MONEY MARKET
RiverSource Cash Management Fund  18,940,467                $18,940,467
-----------------------------------------------------------------------

TOTAL CASH EQUIVALENTS
(Cost: $18,940,467)                                         $18,940,467
-----------------------------------------------------------------------

ALTERNATIVE INVESTMENTS (2.4%)(b)

                                     SHARES                    VALUE(a)

RiverSource Absolute Return
  Currency and Income Fund           964,181                 $9,844,293
-----------------------------------------------------------------------

TOTAL ALTERNATIVE INVESTMENTS
(Cost: $9,690,680)                                           $9,844,293
-----------------------------------------------------------------------

TOTAL INVESTMENTS IN AFFILIATED FUNDS
(Cost: $398,348,276)(c)                                    $409,691,069
=======================================================================

NOTES TO INVESTMENTS IN AFFILIATED FUNDS

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2006.

(b)   See Note 6 to the financial statements in the most recent Semiannual
      Report dated Nov. 30, 2006.

(c) At Feb. 28, 2007, the cost of securities for federal income tax purposes was approximately $398,348,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $11,723,000

      Unrealized depreciation                                         (380,000)
      -------------------------------------------------------------------------
      Net unrealized appreciation                                  $11,343,000
      -------------------------------------------------------------------------

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------
4   RIVERSOURCE INCOME BUILDER SERIES -- PORTFOLIO HOLDINGS AT FEB. 28, 2007



                                                             S-6394-80 G (4/07)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       RiverSource Income Series, Inc.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.





By                                 /s/ Patrick T. Bannigan
                                   -----------------------
                                       Patrick T. Bannigan
                                       President and Principal Executive Officer

Date                                   April 27, 2007





By                                 /s/ Jeffrey P. Fox
                                   -----------------------
                                       Jeffrey P. Fox
                                       Treasurer and Principal Financial Officer

Date                                   April 27, 2007